Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

July 30, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab Ariel Opportunities ETF	Schwab Crypto Thematic ETF

Post-Effective Amendment No. 180

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated July 28, 2025, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Corporate Counsel